January 8, 2018

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Re: Form N-1A Filing for Procure ETF Trust II
Registration No.: 811-23323
 Dear Sir or Madam:

On behalf of our client, Procure ETF Trust II (“Trust”), filed with this correspondence is a registration statement on Form N-1A concerning the registration of the Trust and the shares of the Procure Advanced Global Warming ETF and the Procure Space ETF, which are the initial series of the Trust (“Funds”), under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”).

Prior to this registration, the Trust filed a related notification of registration on Form N-8A pursuant to the 1940 Act. Additionally, the Trust and its adviser, ProcureAM, LLC, have submitted to the Securities and Exchange Commission an application for exemptive relief under certain sections of and rules under the 1940 Act relating to the Funds functioning as exchange-traded funds.

Please do not hesitate to contact me at (212) 655-2548, or in my absence, Gregory E. Xethalis, Esq. at (212) 655-2521 if you have any questions or comments with respect to the enclosed filing.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.